Intangible Assets and Non-current Asset Impairment - Changes in Intangible Assets (Parenthetical) (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Impairment loss on intangible assets	₩ 249,450	₩ 82	₩ 1,809
Development Projects [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Impairment loss on intangible assets	117,822
Entity's total for cash-generating units [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Impairment loss on intangible assets	131,628
Display CGU [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Impairment loss on intangible assets	26,284
Lighting CGU [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Impairment loss on intangible assets	₩ 105,344